Income Taxes - Schedule of Singapore Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income tax expenses
Current income tax expenses	$ 20,241	$ 15,741	$ 20,597
Deferred income tax expenses (benefit)	(140,372)	(109,163)	(186,547)	478,009
Income tax expenses (benefit)	$ (120,131)	$ (93,422)	$ (165,950)	$ 478,009